Significant judgments, estimates and assumptions - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Significant Accounting Judgments Estimates And Assumption [Line Items]
Fair value of the contingent consideration liability	£ 0.0		£ 0.0
Potential payments under the CVR arrangement	£ 58.6	$ 80.0